Borrowings - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Loss before royalties, carbon tax and tax	R (856.3)	R (1,224.3)	R (6,981.2)
Adjusted for:
Amortisation and depreciation	7,214.1	6,613.8	5,699.7
Interest income	(560.4)	(482.1)	(415.5)
Finance expense	3,302.5	3,134.7	2,971.8
Share-based payments	363.3	299.4	231.9
Loss/(gain) on financial instruments	6,015.1	(1,704.1)	1,114.4
(Gain)/loss on foreign exchange differences	(325.5)	(1,169.1)	(292.4)
Share of results of equity-accounted investees after tax	(721.0)	(344.2)	(291.6)
Change in estimates charged to profit or loss	88.9	(66.6)	248.9
Gain on disposal of property, plant and equipment	(76.6)	(60.2)	(40.7)
Impairments	86.0	3,041.4	4,411.0
Gain on derecognition of borrowings and derivative instrument		(230.0)
Gain on acquisition	(1,103.0)
Restructuring costs	1,252.4	142.8	729.8
Transaction costs	447.8	402.5	552.1
Impact of IFRS 16	(131.7)
Occupational healthcare expense	(39.6)	15.4	1,106.9
Adjusted Earnings Before Interest Tax Depreciation And Amortisation	R 14,956.0	R 8,369.4	R 9,045.1